Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000106431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class R6/JCVWX)
Average Annual Return, Percent	8.20%	16.18%	8.51%
C000078721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class R5/JCVVX)
Average Annual Return, Percent	8.12%	16.11%	8.45%
C000113483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class R2/JCVSX)
Average Annual Return, Percent	7.65%	15.62%	7.97%
C000001748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class I/JCVIX)
Average Annual Return, Percent	8.06%	16.05%	8.39%
C000001747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class C/JCVCX)
Average Annual Return, Percent	6.28%	14.90%	7.31%
C000001745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class A/PZFVX)
Average Annual Return, Percent	2.40%	14.58%	7.56%
C000001759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class A/USGLX)
Average Annual Return, Percent	(0.39%)	6.89%	11.24%
C000001761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class C/USLCX)
Average Annual Return, Percent	3.22%	7.18%	10.97%
C000001762 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class I/USLIX)
Average Annual Return, Percent	5.12%	8.26%	12.09%
C000113484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class R2/USLYX)
Average Annual Return, Percent	4.77%	7.88%	11.68%
C000106432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class R6/UGLSX)
Average Annual Return, Percent	5.22%	8.37%	12.21%
Without Sales Load [Member] | C000001747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class C/JCVCX)—excluding sales charge
Average Annual Return, Percent	6.98%	14.90%	7.31%
Without Sales Load [Member] | C000001745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Classic Value Fund (Class A/PZFVX)—excluding sales charge
Average Annual Return, Percent	7.80%	15.76%	8.12%
Without Sales Load [Member] | C000001759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class A/USGLX)—excluding sales charge
Average Annual Return, Percent	4.86%	7.99%	11.81%
Without Sales Load [Member] | C000001761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global Leaders Growth Fund (Class C/USLCX)—excluding sales charge
Average Annual Return, Percent	4.07%	7.18%	10.97%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%	17.05%	14.39%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.52%	19.24%	18.28%